Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Summary of Right-of-use Assets
a.
Right-of-use assets

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Land and buildings
Handsets base stations	$7,648	$7,688
Others	1,564	1,492
Equipment	1,700	1,584
	$10,912	$10,764

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Additions to right-of-use assets	$4,415	$4,092	$4,445
Depreciation charge for right-of-use assets
Land and buildings
Handsets base stations	$2,939	$3,009	$3,039
Others	787	805	815
Equipment	346	354	468
	$4,072	$4,168	$4,322

Summary of Lease Liabilities	b. Lease liabilities

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Lease liabilities
Current	$3,558	$3,890
Noncurrent	7,334	7,001
	$10,892	$10,891

Summary of Range of Discount Rate for Lease Liabilities

December 31
	2024	2025
Land and buildings
Handsets base stations	0.37%-2.00%	0.37%-2.00%
Others	0.37%-9.00%	0.37%-9.00%
Equipment	0.37%-3.50%	0.37%-3.50%

Summary of Total Cash Outflow for Leases
d.
Other lease information

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Expenses relating to low-value asset leases	$9	$10	$9
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$8	$7	$7
Total cash outflow for leases	$4,006	$4,089	$4,305